CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	8,673,857	8,673,857
Common stock, shares issued	8,161,571	8,161,571
Common stock, shares outstanding	8,161,571	8,161,571